SEGMENT REPORTING - Schedule of Long-lived Assets, Consisting of Property, Plant and Equipment, by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
SEGMENT REPORTING
Long-lived assets	$ 610	$ 604
China
SEGMENT REPORTING
Long-lived assets	603	578
Other
SEGMENT REPORTING
Long-lived assets	$ 7	$ 26